SCHEDULE OF RECONCILIATION OF INCOME TAXES AT THE STATUTORY RATE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Income before income taxes	$ 74,700	$ 192,036
Combined federal and provincial statutory income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ 20,169	$ 51,850
Permanent differences	(11,894)	(29,175)
Change due to differences in tax rates	16,188	7,128
Inflation adjustment	(192)	(402)
Change due to foreign translation	(13,148)	29
Deferred tax assets not recognized	14,315	(3,991)
Mexico mining royalty tax	1,396	608
Tax effect of investment in subsidiaries	(4,067)	1,044
Impact of change in accounting estimate	9,215
Others	496	461
Income tax expense	$ 32,478	$ 27,552